Prepaid Expenses and Other Current Assets (Details) - USD ($)	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Line Items]
Provision for credit losses	$ 948,230
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Agreed to lend total			$ 933,706
Allowances for credit losses		$ 976,334	$ 125,675